COMMITMENTS AND CONTINGENCIES - Business Combination Marketing Agreement (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES
Percentage of original principal , amortization	4.50%	4.50%
Proceeds from issuance or sale of equity	$ 5,175,000	$ 5,175,000
Number of shares of common stock to be issued	250,000	250,000